INITIAL PUBLIC OFFERING	9 Months Ended
Sep. 30, 2021
ION Acquisition Corp 2 LTD
Initial Public Offering [Line Items]
INITIAL PUBLIC OFFERING	INITIAL PUBLIC OFFERINGPursuant to the Initial Public Offering, the Company sold 25,300,000 Units, which gives effect to the full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share.